Fair values of financial instruments carried at fair value - Basis of valuing HSBC Holding's financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,855,948	$ 2,880,751
Financial liabilities	2,623,757	2,655,014
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	145,502	157,439
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,251	2,492
Issued by HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	109,284	102,237
Financial liabilities	122,531	115,864
Issued by HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	32,418	25,664
Issued by HSBC Holdings | Financial liabilities designated at fair value | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	32,418	25,664
Issued by HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,220	3,060
Issued by HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,811	4,698
Issued by HSBC Holdings | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 51,408	$ 65,253